FINANCIAL INSTRUMENTS AND FINANCIAL RISKS (Details) - Currency risk - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Accounts payable and other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total currency risk	kr 739	kr 1,702
Accounts receivable - trade, accrued income and cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total currency risk	313	0
USD | Accounts payable and other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total currency risk	318	167
USD | Accounts receivable - trade, accrued income and cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total currency risk	226	0
HKD | Accounts receivable - trade, accrued income and cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total currency risk	5	0
RUB | Accounts payable and other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total currency risk	20	0
RUB | Accounts receivable - trade, accrued income and cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total currency risk	82	0
EUR | Accounts payable and other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total currency risk	375	1,507
GBP | Accounts payable and other current liabilities
Disclosure of detailed information about financial instruments [line items]
Total currency risk	kr 26	kr 28